Acquisitions - Schedule of Cash Flows From Asset Acquisitions (Details) - Comet Therapeutics Inc. $ in Thousands	Sep. 09, 2021 USD ($)
Disclosure Of Asset Acquisitions [Line Items]
Cash consideration paid	$ 1,463
Cash in acquired company	(266)
Total consideration	$ 1,197